UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant have a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 78.4%
Brazil - 15.6%
Brazil Letras do Tesouro Nacional, 10%, 1/01/18	BRL	17,621,000	$4,856,647
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,782,000	1,197,612
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	375,663
Federative Republic of Brazil, 10%, 1/01/17	BRL	22,249,000	6,225,685
Federative Republic of Brazil, 10%, 1/01/21	BRL	54,707,000	14,335,233
Nota do Tesouro Nacional, 10%, 1/01/19	BRL	15,114,000	4,094,338
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	16,432,000	4,179,030
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	36,897,000	9,164,620
Oi S.A., 9.75%, 9/15/16	BRL	7,615,000	2,001,636
Petrobras International Finance Co., 5.375%, 1/27/21		$684,000	636,777
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		925,000	559,625
QGOG Constellation S.A., 6.25%, 11/09/19		920,000	556,600
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		450,000	432,000
Tupy Overseas S.A., 6.625%, 7/17/24		651,000	624,960

			$49,240,426
Canada - 0.2%
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		$1,060,000	$787,050

Chile - 0.6%
Cencosud S.A., 5.5%, 1/20/21		$786,000	$831,458
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	763,000,000	1,120,080

			$1,951,538
Colombia - 2.9%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,364,000,000	$441,666
Empresas Publicas de Medellin, 7.625%, 9/10/24 (n)	COP	4,088,000,000	1,380,410
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24 (n)	COP	3,861,000,000	1,320,449
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		$1,486,000	1,047,630
Titulos de Tesoreria, 11%, 7/24/20	COP	6,321,000,000	2,635,962
Titulos de Tesoreria, 7.5%, 8/26/26	COP	3,404,900,000	1,168,281
Titulos de Tesoreria, “B”, 10%, 7/24/24	COP	2,578,500,000	1,062,004

			$9,056,402
Guatemala - 0.2%
Central American Bottling Corp., 6.75%, 2/09/22		$768,000	$817,920

Hungary - 3.8%
Republic of Hungary, 6.75%, 11/24/17	HUF	890,640,000	$3,548,729
Republic of Hungary, 7%, 6/24/22	HUF	1,058,850,000	4,617,158
Republic of Hungary, 5.5%, 6/24/25	HUF	957,370,000	3,911,809

			$12,077,696
Iceland - 0.2%
Republic of Iceland, 2.5%, 7/15/20	EUR	690,000	$784,648

India - 0.2%
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	541,000	$625,347

Indonesia - 11.5%
Republic of Indonesia, 8.25%, 7/15/21	IDR	3,034,000,000	$221,256
Republic of Indonesia, 7%, 5/15/22	IDR	42,267,000,000	2,869,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Indonesia - continued
Republic of Indonesia, 8.375%, 3/15/24	IDR	219,298,000,000	$15,968,104
Republic of Indonesia, 11%, 9/15/25	IDR	15,558,000,000	1,327,056
Republic of Indonesia, 8.375%, 9/15/26	IDR	31,455,000,000	2,296,198
Republic of Indonesia, 7%, 5/15/27	IDR	3,689,000,000	239,298
Republic of Indonesia, 9%, 3/15/29	IDR	136,719,000,000	10,283,614
Republic of Indonesia, 8.25%, 6/15/32	IDR	28,084,000,000	1,967,074
Republic of Indonesia, 6.625%, 5/15/33	IDR	800,000,000	47,400
Republic of Indonesia, 8.375%, 3/15/34	IDR	17,000,000,000	1,202,033

			$36,421,908
Jamaica - 0.3%
Digicel Group Ltd., 6%, 4/15/21		$500,000	$471,250
Digicel Group Ltd., 6.75%, 3/01/23 (n)		619,000	593,931

			$1,065,181
Kazakhstan - 0.7%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		$1,181,000	$1,221,071
KazAgro National Management Holdings, 3.255%, 5/22/19	EUR	900,000	928,922

			$2,149,993
Malaysia - 4.5%
Government of Malaysia, 3.394%, 3/15/17	MYR	37,388,000	$9,826,861
Government of Malaysia, 4.378%, 11/29/19	MYR	4,382,000	1,175,167
Government of Malaysia, 4.16%, 7/15/21	MYR	8,079,000	2,140,552
Government of Malaysia, 4.392%, 4/15/26	MYR	3,623,000	964,863

			$14,107,443
Mexico - 6.9%
America Movil S.A.B. de C.V., 6%, 6/09/19	MXN	24,440,000	$1,522,295
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19		$581,000	650,720
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		558,000	530,100
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		1,161,000	1,242,270
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (z)		1,046,000	1,059,860
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	24,060,000	1,290,915
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,131,000	1,184,157
Petroleos Mexicanos, 9.1%, 1/27/20	MXN	20,727,400	1,428,885
Petroleos Mexicanos, 7.47%, 11/12/26	MXN	15,483,900	900,925
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	36,990,000	2,242,541
United Mexican States, 4%, 3/15/49	EUR	572,000	552,187
United Mexican States, 4.75%, 6/14/18	MXN	6,710,000	417,084
United Mexican States, 8.5%, 12/13/18	MXN	49,400,000	3,401,087
United Mexican States, 8%, 6/11/20	MXN	19,910,000	1,374,863
United Mexican States, 10%, 12/05/24	MXN	7,520,000	598,171
United Mexican States, 8.5%, 5/31/29	MXN	29,970,000	2,222,118
United Mexican States, 7.75%, 5/29/31	MXN	17,220,000	1,203,896

			$21,822,074
Nigeria - 0.2%
Afren PLC, 15%, 4/25/16		$665,117	$498,838
Afren PLC, 10.25%, 4/08/19 (a)(d)		711,000	14,220

			$513,058
Paraguay - 0.4%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		$1,115,000	$1,153,691

Peru - 1.0%
Bonos de Tesoreria, 5.7%, 8/12/24	PEN	3,365,000	$998,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Peru - continued
Inkia Energy Ltd., 8.375%, 4/04/21		$1,098,000	$1,167,723
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		887,000	906,958

			$3,072,765
Poland - 4.7%
Government of Poland, 2.5%, 7/25/18	PLN	11,826,000	$3,174,078
Government of Poland, 3.25%, 7/25/19	PLN	16,918,000	4,655,610
Government of Poland, 3.25%, 7/25/25	PLN	22,729,000	6,190,054
Government of Poland, Inflation Linked Bond, 2.75%, 8/25/23	PLN	3,149,219	933,320

			$14,953,062
Russia - 4.6%
Russian Federation, 7%, 1/25/23	RUB	629,011,000	$8,371,154
Russian Federation, 7.05%, 1/19/28	RUB	490,178,000	6,104,359

			$14,475,513
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/24		$1,072,638	$1,088,727

South Africa - 7.8%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		$1,109,000	$1,077,504
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/20 (n)		727,000	737,905
Republic of South Africa, 10.5%, 12/21/26	ZAR	46,466,000	4,276,624
Republic of South Africa, 7%, 2/28/31	ZAR	158,733,000	10,766,025
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,909,000	1,378,678
Republic of South Africa, 6.5%, 2/28/41	ZAR	39,614,000	2,401,219
Transnet Ltd., 10.5%, 9/17/20	ZAR	34,000,000	2,779,076
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	5,700,000	443,538
Transnet SOC Ltd., 9.5%, 5/13/21 (n)	ZAR	9,960,000	775,025

			$24,635,594
Thailand - 4.3%
Kingdom of Thailand, 3.875%, 6/13/19	THB	30,535,000	$926,625
Kingdom of Thailand, 3.65%, 12/17/21	THB	166,641,000	5,034,705
Kingdom of Thailand, 3.625%, 6/16/23	THB	143,485,000	4,319,409
Kingdom of Thailand, Inflation Linked Bond, 1.25%, 3/12/28	THB	129,686,050	3,335,168

			$13,615,907
Trinidad & Tobago - 0.6%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19		$811,000	$934,678
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		1,108,000	1,119,102

			$2,053,780
Turkey - 6.9%
Republic of Turkey, 8.5%, 7/10/19	TRY	36,175,000	$12,604,007
Republic of Turkey, 7.1%, 3/08/23	TRY	21,165,000	6,667,766
Republic of Turkey, 9%, 7/24/24	TRY	7,001,000	2,458,220

			$21,729,993
Total Bonds			$248,199,716

Money Market Funds - 20.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		63,193,349	$63,193,349
Total Investments			$311,393,065

Other Assets, Less Liabilities - 1.6%			4,904,985
Net Assets - 100.0%			$316,298,050

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,819,819 representing 5.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22	6/25/15	$1,046,000	$1,059,860
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
KLIBOR	Kuala Lumpur Interbank Offered Rate
PLC	Public Limited Company
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	113,000	10/09/15	$81,917	$82,309	$392
BUY	AUD	Morgan Stanley Capital Services, Inc.	4,425,000	10/09/15	3,219,454	3,223,151	3,697
SELL	AUD	Citibank N.A.	537,000	10/09/15	398,198	391,148	7,050
SELL	AUD	Westpac Banking Corp.	10,453,000	10/09/15	7,725,760	7,613,920	111,840
SELL	BRL	Barclays Bank PLC	10,376,405	8/04/15	3,202,100	3,030,536	171,564
SELL	BRL	Citibank N.A.	3,395,924	8/04/15	1,009,100	991,815	17,285
SELL	BRL	Deutsche Bank AG	63,516,558	8/04/15-9/02/15	18,937,807	18,459,247	478,560
SELL	BRL	Goldman Sachs International	7,061,000	8/04/15	2,109,606	2,062,238	47,368

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	BRL	JPMorgan Chase Bank N.A.	13,396,589	8/04/15-10/02/15	$4,197,263	$3,900,354	$296,909
SELL	BRL	Merrill Lynch International	2,972,628	8/04/15	930,400	868,187	62,213
SELL	BRL	Morgan Stanley Capital Services, Inc.	10,901,000	8/04/15-10/02/15	3,200,746	3,120,927	79,819
SELL	CLP	Morgan Stanley Capital Services, Inc.	555,428,008	8/07/15	863,203	823,589	39,614
SELL	COP	Deutsche Bank AG	8,803,794,000	8/10/15	3,254,925	3,055,541	199,384
BUY	EUR	Citibank N.A.	1,478,000	10/09/15	1,605,537	1,624,684	19,147
BUY	EUR	Goldman Sachs International	3,963,336	10/09/15	4,314,276	4,356,679	42,403
BUY	HUF	Citibank N.A.	352,178,026	10/09/15	1,256,926	1,257,801	875
BUY	HUF	Morgan Stanley Capital Services, Inc.	219,945,529	10/09/15	784,913	785,534	621
SELL	IDR	Barclays Bank PLC	101,901,974,378	8/10/15	7,579,230	7,525,797	53,433
SELL	IDR	Citibank N.A.	21,032,367,200	8/07/15	1,570,400	1,554,047	16,353
SELL	IDR	Deutsche Bank AG	3,175,800,000	8/07/15	237,000	234,655	2,345
SELL	IDR	JPMorgan Chase Bank N.A.	6,492,231,000	8/07/15-8/10/15	485,764	479,473	6,291
BUY	INR	JPMorgan Chase Bank N.A.	436,844,000	8/07/15-8/11/15	6,747,318	6,804,361	57,043
SELL	INR	Deutsche Bank AG	1,293,000	8/07/15	20,206	20,154	52
SELL	INR	JPMorgan Chase Bank N.A.	8,055,000	8/11/15	126,691	125,461	1,230
SELL	MXN	Goldman Sachs International	1,202,000	10/09/15	75,179	74,226	953
SELL	MYR	JPMorgan Chase Bank N.A.	1,175,000	8/27/15	307,612	306,652	960
BUY	PEN	Morgan Stanley Capital Services, Inc.	2,826,440	8/05/15	885,338	886,955	1,617
SELL	PEN	Morgan Stanley Capital Services, Inc.	2,826,440	8/05/15	887,785	886,955	830
BUY	PLN	Deutsche Bank AG	329,000	10/09/15	86,824	87,052	228
BUY	PLN	Goldman Sachs International	82,513,474	10/09/15	21,496,057	21,832,589	336,532
SELL	PLN	Citibank N.A.	432,000	10/09/15	114,315	114,305	10
SELL	PLN	Goldman Sachs International	17,932,378	10/09/15	4,782,950	4,744,804	38,146
SELL	PLN	Morgan Stanley Capital Services, Inc.	1,565,449	10/09/15	416,133	414,209	1,924
BUY	RON	JPMorgan Chase Bank N.A.	33,726,405	9/21/15	8,310,587	8,398,816	88,229
SELL	RUB	HSBC Bank	103,883,000	8/13/15	1,732,972	1,681,057	51,915
SELL	RUB	JPMorgan Chase Bank N.A.	151,062,249	8/25/15	2,717,118	2,435,948	281,170
SELL	RUB	Morgan Stanley Capital Services, Inc.	113,878,390	8/25/15	1,896,596	1,836,341	60,255
BUY	TRY	Citibank N.A.	11,519,417	10/09/15	4,072,438	4,079,115	6,677
SELL	TRY	Deutsche Bank AG	543,000	10/09/15	192,660	192,281	379
SELL	TRY	Goldman Sachs International	9,689,202	10/09/15	3,502,743	3,431,022	71,721
SELL	ZAR	Deutsche Bank AG	694,000	10/09/15	54,734	54,229	505
SELL	ZAR	Merrill Lynch International	238,000	10/09/15	18,798	18,597	201

							$2,657,740

Liability Derivatives
BUY	BRL	Barclays Bank PLC	10,376,405	8/04/15	$3,057,279	$3,030,536	$(26,743)
BUY	BRL	Citibank N.A.	3,395,924	8/04/15	1,000,567	991,815	(8,752)
BUY	BRL	Deutsche Bank AG	34,453,779	8/04/15	10,265,233	10,062,582	(202,651)
BUY	BRL	Goldman Sachs International	7,061,000	8/04/15	2,243,626	2,062,238	(181,388)
BUY	BRL	JPMorgan Chase Bank N.A.	11,324,589	8/04/15	3,345,089	3,307,463	(37,626)
BUY	BRL	Merrill Lynch International	2,972,628	8/04/15	875,848	868,187	(7,661)
BUY	BRL	Morgan Stanley Capital Services, Inc.	282,000	8/04/15	83,088	82,361	(727)
BUY	COP	Deutsche Bank AG	20,342,128,745	8/10/15	7,589,323	7,060,161	(529,162)
BUY	COP	Morgan Stanley Capital Services, Inc.	4,685,877,000	8/10/15	1,639,565	1,626,332	(13,233)
SELL	EUR	Goldman Sachs International	5,954,000	10/09/15	6,501,137	6,544,906	(43,769)
SELL	EUR	UBS AG	2,123,634	10/09/15	2,323,891	2,334,395	(10,504)
SELL	HUF	Citibank N.A.	41,427,000	10/09/15	143,009	147,956	(4,947)
SELL	HUF	Deutsche Bank AG	1,246,362,113	10/09/15	4,336,293	4,451,373	(115,080)
SELL	HUF	Morgan Stanley Capital Services, Inc.	240,057,836	10/09/15	850,588	857,365	(6,777)
BUY	IDR	JPMorgan Chase Bank N.A.	7,679,694,000	8/07/15-8/10/15	572,514	567,222	(5,292)
SELL	IDR	JPMorgan Chase Bank N.A.	2,925,138,000	10/07/15	213,249	213,527	(278)
SELL	INR	Barclays Bank PLC	19,412,000	8/11/15	299,832	302,353	(2,521)
BUY	MXN	Goldman Sachs International	243,119,015	10/09/15	15,261,015	15,013,154	(247,861)
BUY	MXN	Morgan Stanley Capital Services, Inc.	27,000	10/09/15	1,712	1,667	(45)
SELL	MXN	Morgan Stanley Capital Services, Inc.	51,549,000	10/09/15	3,182,300	3,183,268	(968)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	MYR	Deutsche Bank AG	2,759,000	8/27/15	$726,818	$720,046	$(6,772)
BUY	MYR	JPMorgan Chase Bank N.A.	66,734,639	8/27/15-10/26/15	17,389,139	17,335,339	(53,800)
SELL	MYR	JPMorgan Chase Bank N.A.	319,000	8/27/15	82,737	83,253	(516)
SELL	PEN	Morgan Stanley Capital Services, Inc.	2,826,440	11/04/15	872,089	874,220	(2,131)
BUY	PHP	JPMorgan Chase Bank N.A.	66,718,000	8/28/15	1,476,225	1,456,665	(19,560)
BUY	PLN	Barclays Bank PLC	1,397,000	10/09/15	370,645	369,638	(1,007)
BUY	PLN	Goldman Sachs International	8,105,439	10/09/15	2,170,329	2,144,652	(25,677)
SELL	PLN	Morgan Stanley Capital Services, Inc.	6,088,760	10/09/15	1,605,796	1,611,051	(5,255)
BUY	RUB	HSBC Bank	25,507,000	8/13/15	447,858	412,760	(35,098)
BUY	RUB	JPMorgan Chase Bank N.A.	249,933,338	8/13/15-8/25/15	4,348,204	4,034,953	(313,251)
BUY	RUB	Morgan Stanley Capital Services, Inc.	131,241,916	8/13/15	2,289,200	2,123,784	(165,416)
BUY	THB	JPMorgan Chase Bank N.A.	146,449,114	8/14/15	4,277,385	4,176,904	(100,481)
BUY	TRY	Citibank N.A.	23,307,263	10/09/15	8,416,141	8,253,283	(162,858)
BUY	TRY	Deutsche Bank AG	123,000	10/09/15	44,903	43,555	(1,348)
BUY	TRY	Goldman Sachs International	66,152	10/09/15	23,983	23,425	(558)
SELL	TRY	Citibank N.A.	388,000	10/09/15	137,273	137,394	(121)
BUY	ZAR	Citibank N.A.	40,936,300	10/09/15	3,216,157	3,198,740	(17,417)
BUY	ZAR	Goldman Sachs International	41,191,000	10/09/15	3,279,366	3,218,642	(60,724)
BUY	ZAR	Merrill Lynch International	21,900,815	10/09/15	1,712,619	1,711,318	(1,301)
BUY	ZAR	Morgan Stanley Capital Services, Inc.	478,000	10/09/15	38,160	37,351	(809)
SELL	ZAR	Deutsche Bank AG	41,760,000	10/09/15	3,260,109	3,263,103	(2,994)

							$(2,423,079)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	35	$4,460,313	September - 2015	$(11,790)
U.S. Treasury Note 2 yr (Short)	USD	163	35,707,188	September - 2015	(82,070)

Total					$(93,860)

Swap Agreements at 7/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/04/21	BRL	3,000,000	JPMorgan Chase Bank	12.59% (fixed rate)	CDI (floating rate)	$234
1/02/18	BRL	8,000,000	JPMorgan Chase Bank	13.235% (fixed rate)	CDI (floating rate)	15,054
1/04/21	BRL	10,000,000	JPMorgan Chase Bank	12.65% (fixed rate)	CDI (floating rate)	6,148
1/02/18	BRL	16,000,000	Merrill Lynch Capital Services	13.085% (fixed rate)	CDI (floating rate)	17,795
1/02/18	BRL	8,000,000	JPMorgan Chase Bank	13.00% (fixed rate)	CDI (floating rate)	4,921
1/02/18	BRL	10,000,000	JPMorgan Chase Bank	13.09% (fixed rate)	CDI (floating rate)	9,813
1/02/18	BRL	15,000,000	JPMorgan Chase Bank	13.175% (fixed rate)	CDI (floating rate)	22,391
2/02/17	MXN	25,000,000	Merrill Lynch Capital Services	TIIE (floating rate)	4.05% (fixed rate)	212
9/23/19	MXN	2,500,000	Merrill Lynch Capital Services	5.49% (fixed rate)	TIIE (floating rate)	2,418
9/19/19	MXN	4,000,000	Merrill Lynch Capital Services	5.40% (fixed rate)	TIIE (floating rate)	2,657
12/05/19	MXN	200,000,000	Merrill Lynch Capital Services	5.41% (fixed rate)	TIIE (floating rate)	115,392
10/02/19	MXN	2,407,000	Merrill Lynch Capital Services	5.29% (fixed rate)	TIIE (floating rate)	1,024
12/18/19	MYR	22,717,000	JPMorgan Chase Bank	4.0725% (fixed rate)	KLIBOR (floating rate)	28,372

Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/15 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
Interest Rate Swap Agreements – continued
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	$22,921
5/08/20	THB	54,596,000	JPMorgan Chase Bank	2.01% (fixed rate)	THBFIX (floating rate)	2,881

						$252,233

Liability Derivatives
Interest Rate Swap Agreements
1/02/18	BRL	12,000,000	JPMorgan Chase Bank	12.88% (fixed rate)	CDI (floating rate)	$(1,714)
1/04/21	BRL	3,000,000	JPMorgan Chase Bank	12.23% (fixed rate)	CDI (floating rate)	(9,295)
1/02/18	BRL	5,000,000	JPMorgan Chase Bank	12.79% (fixed rate)	CDI (floating rate)	(3,164)
1/02/18	BRL	42,000,000	Merrill Lynch Capital Services	12.175% (fixed rate)	CDI (floating rate)	(166,653)
1/04/21	BRL	6,500,000	JPMorgan Chase Bank	11.61% (fixed rate)	CDI (floating rate)	(58,833)
1/02/23	BRL	14,000,000	JPMorgan Chase Bank	12.11% (fixed rate)	CDI (floating rate)	(73,894)
1/04/21	BRL	8,000,000	JPMorgan Chase Bank	12.30% (fixed rate)	CDI (floating rate)	(19,316)
1/29/20	MXN	10,295,000	Merrill Lynch Capital Services	4.73% (fixed rate)	TIIE (floating rate)	(13,076)
9/14/16	MXN	12,172,000	Merrill Lynch Capital Services	TIIE (floating rate)	3.99% (fixed rate)	(1,027)
12/8/16	MXN	110,000,000	Merrill Lynch Capital Services	TIIE (floating rate)	4.18% (fixed rate)	(18,096)
5/07/20	THB	109,369,000	JPMorgan Chase Bank	1.985% (fixed rate)	THBFIX (floating rate)	(13,349)

						$(378,417)

At July 31, 2015, the fund had cash collateral of $183,200 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$219,614,590	$—	$219,614,590
Foreign Bonds	—	28,086,288	498,838	28,585,126
Mutual Funds	63,193,349	—	—	63,193,349
Total Investments	$63,193,349	$247,700,878	$498,838	$311,393,065

Other Financial Instruments
Futures Contracts	$(93,860)	$—	$—	$(93,860)
Swap Agreements	—	(126,184)	—	(126,184)
Forward Foreign Currency Exchange Contracts	—	234,661	—	234,661

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/14	$—
Transfers into level 3	498,838
Balance as of 7/31/15	$498,838

At July 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$345,049,652
Gross unrealized appreciation	565,448
Gross unrealized depreciation	(34,222,035)
Net unrealized appreciation (depreciation)	$(33,656,587)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,184,462	161,619,202	(101,610,315)	63,193,349

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,784	$63,193,349

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

Brazil	25.5%
Indonesia	11.9%
Mexico	8.5%
South Africa	8.0%
Turkey	7.0%
Malaysia	6.4%
Thailand	6.3%
Russia	4.8%
Poland	4.8%
Other Countries	16.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.